Cash flow information (Details 1) - ARS ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Income tax credit	$ 35,000,000	$ 94,000,000
Business Combination Reclassification [member]
Statement [Line Items]
Income tax credit	0	699	$ 0
Investment properties	0	192,757,000,000	383,250,000,000
Property, plant and equipment	0	78,694,000,000	(19,153,000,000)
Trading properties	0	12,610,000,000	382
Intangible assets	0	59,929,000,000	7,960,000,000
Right-of-use assets	0	42,394,000,000	(9,795)
Investments in associates and joint ventures	0	79,438,000,000	6,200,000,000
Biological Assets	0	0	(182)
Deferred income tax assets	0	931,000,000	3,000,000
Restricted assets	0	13,775,000,000	526,000,000
Trade and other receivables	0	115,924,000,000	(21,349,000,000)
Investment in financial assets	0	51,889,000,000	33,359,000,000
Derivative financial instruments	0	603	0
Inventories	0	7,727,000,000	(5,344,000,000)
Group of assets held for sale	0	90,236	0
Borrowings	0	(697,452,000,000)	(214,322,000,000)
Lease liabilities	0	(38,857,000,000)	5,116
Deferred income tax liabilities	0	26,665,000,000	48,970,000,000
Trade and other payables	0	(50,426,000,000)	5,462,000,000
Income tax liabilities	0	(977,000,000)	(244,000,000)
Provisions	0	(11,635,000,000)	113,000,000
Employee benefits	0	(1,023,000,000)	264,000,000
Derivative financial instrument	0	(1,023,000,000)	(92,000,000)
Salaries and social security liabilities	0	(7,260,000,000)	172,000,000
Group of liabilities held for sale	0	(47,235)	0
Net value of incorporated assets that do not affect cash	0	(134,947,000,000)	123,356,000,000
Cash and cash equivalents	0	(238,316,000,000)	(10,820,000,000)
Non-controlling interest	0	(102,520,000,000)	124,986,000,000
Goodwill	0	0	854,000,000
Net value of incorporated assets/ disposal assets	0	(475,783,000,000)	238,376,000,000
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ 0	$ (475,783,000,000)	$ 238,376,000,000